Investment in Master Trust - Schedule of Total of Investments in Master Trust (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Total investments measured at fair value	$ 7,305,346	$ 6,470,036
Investments measured at contract value	656,934	688,896
Total investments	7,962,280	7,158,932
Master Trust | Mutual Funds
EBP, Master Trust [Line Items]
Total investments measured at fair value	1,568,564	1,427,910
Master Trust | Company Stock Fund
EBP, Master Trust [Line Items]
Total investments measured at fair value	731,913	710,698
Master Trust | Common / Collective Trusts
EBP, Master Trust [Line Items]
Total investments measured at fair value	5,004,869	4,331,428
Plan's Investment
EBP, Master Trust [Line Items]
Total investments measured at fair value	2,535,842	2,277,686
Investments measured at contract value	218,138	236,585
Total investments	$ 2,753,980	$ 2,514,271
Plans's Percentage of Investment in Master Trust Net Assets	35.00%	35.00%
Plan's Investment | Mutual Funds
EBP, Master Trust [Line Items]
Total investments measured at fair value	$ 528,072	$ 494,086
Plan's Investment | Company Stock Fund
EBP, Master Trust [Line Items]
Total investments measured at fair value	253,062	247,772
Plan's Investment | Common / Collective Trusts
EBP, Master Trust [Line Items]
Total investments measured at fair value	$ 1,754,708	$ 1,535,828